Accounts Payable	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable
22.
Accounts Payable

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Suppliers and contractors (Note 27)	49,896	58,524
Taxes (Note 26)	3,559	5,473
Carriers and others (Note 27)	2,674	2,579
Related parties	250	146
	56,379	66,722

Certain suppliers entered into Trade Financing Arrangements (TFAs) to sell their receivables. The Purchaser will have exclusive ownership of the purchased receivables and all of its rights, title and interest. As of December 31, 2025 and 2024, the carrying amounts of liabilities entered into TFAs amounted to Php15,741 million and Php14,106 million, respectively. The same amounts were also received by the suppliers as at December 31, 2025 and 2024, respectively. These are presented as part of Accounts Payable – Suppliers and contractors.

Below are the range of payment terms:

	2025	2024

Liabilities that are part of the arrangement	210-359 days after invoice due date	210-300 days after invoice due date
Comparable trade payables that are not part of an arrangement	30-300 days after invoice due date	30-300 days after invoice due date

Non-cash changes

There were no material business combinations or foreign exchange differences in either period. There were no non-cash transfers from trade payables to finance payables as at December 31, 2025 and 2024.

For terms and conditions pertaining to the payables to related parties, see Note 24 – Related Party Transactions.

For detailed discussion on the PLDT Group’s liquidity risk management processes, see Note 27 – Financial Assets and Liabilities – Liquidity Risk.